Acquisitions and Discontinued Operations - Additional Information (Detail) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended			1 Months Ended
	Jan. 31, 2014 EUR (€)	Mar. 31, 2012 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) Segment	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Segment, Discontinued Operations USD ($)	Jun. 30, 2014 Segment, Discontinued Operations USD ($)	Jun. 30, 2013 Segment, Discontinued Operations USD ($)	Dec. 31, 2012 Segment, Discontinued Operations USD ($)	Dec. 31, 2011 Segment, Discontinued Operations USD ($)	Dec. 31, 2013 Segment, Discontinued Operations USD ($)	Dec. 31, 2012 Segment, Discontinued Operations Change USD ($)	Dec. 31, 2012 Segment, Discontinued Operations Lease-leveling accruals and restoration liabilities USD ($)	Dec. 31, 2012 Sun Gard's HE Business USD ($)	Dec. 31, 2011 Sun Gard's HE Business USD ($)	Dec. 31, 2011 Sun Gard's HE Business Segment, Discontinued Operations USD ($)	Jan. 31, 2014 Subsequent Event EUR (€)	Dec. 31, 2013 Deferred Acquisition Costs USD ($)	Jan. 31, 2014 Financial Systems EUR (€) Segment	Dec. 31, 2013 Financial Systems USD ($) Segment	Dec. 31, 2012 Financial Systems USD ($) Segment	Dec. 31, 2011 Financial Systems USD ($) Segment	Jan. 31, 2014 Financial Systems Subsequent Event EUR (€) Segment
Business Acquisitions and Dispositions [Line Items]
Number of business acquisitions																					1	2	5
Cash paid for acquired businesses, net of cash acquired			$ 1	$ 2	$ 40	$ 35															$ 1	$ 39	$ 35
Business acquisition, cash paid for deferred purchase price																		9	1
Contingent purchase price obligations	2			6														2
Contingent purchase price obligations, amount included in other long-term debt				2
Number of businesses sold																				2				2
Proceed from sale of subsidiary																				27				27
Purchase price deferred period																		3 years
One FS subsidiary sold					1
Gain (loss) on disposal		563			571			23	1	571
Income taxes paid, net of refunds															400
Deferred tax expense related to book-over-tax basis difference																135
Increase in goodwill					28											50
Goodwill impairment charges						12	385			385	39						39
Other accrued expenses										87		78		17
Other long-term liabilities										78		80	17
Business acquisition, cash paid for deferred purchase price	€ 9